June 15, 2018

Supplement

SUPPLEMENT DATED JUNE 15, 2018 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets Government Trust, dated October 31, 2017
Morgan Stanley European Equity Fund Inc., dated February 28, 2018
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2018 and June 8, 2018
Morgan Stanley Mortgage Securities Trust, dated February 28, 2018 and June 8, 2018
Morgan Stanley Multi Cap Growth Trust, dated March 30, 2018
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2018
Morgan Stanley Variable Investment Series, dated April 30, 2018
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2018

The fourth paragraph of the section of each Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

All other portfolio holdings information that has not been disseminated in a manner making it available generally as described above is non-public information for purposes of the Policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.